Acquisitions and Other Significant Business Activities (Schedule of purchase price to assets and liabilities assumed) (Details) - Solid Concepts Inc [Member] $ in Thousands	Jul. 14, 2014 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,225
Accounts receivable	7,995
Inventories	2,391
Other assets	2,962
Property, plant and equipment	13,952
Other intangible assets	38,320
Goodwill	125,433
Total assets acquired	194,278
Accounts payable	3,055
Accrued expenses and other current liabilities	5,290
Total liabilities assumed	8,345
Non controlling interest	519
Net assets acquired	$ 185,414